Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Insider Trading Arrangements [Line Items]
Material Terms of Trading Arrangement [Text Block]

Insider Trading Policy

We have adopted an Insider Trading and Communications Policy which governs the purchase, sale, and other dispositions of our securities by directors, officers and employees that is reasonably designed to promote compliance with insider trading laws, rules and regulations, and Nasdaq listing standards. The Insider Trading Policy is filed as an exhibit to our most recent Annual Report on Form 10-K.

Rule 10b5-1 Arrangement Adopted [Flag]	true
Non-Rule 10b5-1 Arrangement Adopted [Flag]	true
Rule 10b5-1 Arrangement Terminated [Flag]	true
Non-Rule 10b5-1 Arrangement Terminated [Flag]	true